Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Details of Bank Debt

(in thousands)	June 30 2019	December 31 2018
Current portion	$-	$-
Long-term portion	1,095,500	1,264,000

Gross bank debt outstanding [1]	$1,095,500	$1,264,000

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 25).

Summary of Lease Liabilities Explanatory

The lease liability relative to the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2019	December 31 2018
Current portion	$647	$-
Long-term portion	3,833	-

Total lease liability	$4,480	$-

Summary of Finance Lease Maturity Analysis Explanatory

The maturity analysis of these leases is as follows:

(in thousands)	June 30 2019
Not later than 1 year	$647
Later than 1 year and not later than 5 years	3,066
Later than 5 years	767

Total lease liability	$4,480

Summary of Company's Finance Costs

A summary of the Company’s finance costs relative to the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30
(in thousands)	Note	2019	2018	2019	2018

Interest Expense During Period
Average principle outstanding during period		$1,165,994	$657,144	$1,195,591	$687,516
Average effective interest rate during period	18.1	4.25%	3.44%	4.27%	3.27%
Total interest expense incurred during period		$12,388	$5,659	$25,508	$11,249
Costs related to undrawn credit facilities	18.1	871	1,218	1,712	2,418
Interest expense - lease liabilities	18.3	47	-	78	-
Letters of guarantee	18.2	-	490	(46)	807

Total finance costs		$13,306	$7,367	$27,252	$14,474